Income Tax - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Tax Contingency [Line Items]
Foreign		$ (846)	$ (883)
Income before income taxes	[1]	(1,241)	(985)
United States [Member]
Income Tax Contingency [Line Items]
United States		$ (395)	$ (102)

[1]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).